Shareholder Report, Holdings (Details)	Jun. 30, 2025
Class A, RYMEX | S&P Goldman Sachs CommodityIndex Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Class A, RYMEX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class A, RYMEX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class A, RYMEX | Total
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Class C, RYMJX | S&P Goldman Sachs CommodityIndex Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Class C, RYMJX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class C, RYMJX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class C, RYMJX | Total
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Class H, RYMBX | S&P Goldman Sachs CommodityIndex Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Class H, RYMBX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class H, RYMBX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class H, RYMBX | Total
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Class A, RYMTX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	144.20%
Class A, RYMTX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Class A, RYMTX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class A, RYMTX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Class A, RYMTX | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Class A, RYMTX | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
Class A, RYMTX | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
Class A, RYMTX | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
Class A, RYMTX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class A, RYMTX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class A, RYMTX | Total
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Class A, RYMTX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Class C, RYMZX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	144.20%
Class C, RYMZX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Class C, RYMZX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class C, RYMZX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Class C, RYMZX | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Class C, RYMZX | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
Class C, RYMZX | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
Class C, RYMZX | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
Class C, RYMZX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class C, RYMZX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class C, RYMZX | Total
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Class C, RYMZX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Class P, RYMFX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	144.20%
Class P, RYMFX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Class P, RYMFX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class P, RYMFX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Class P, RYMFX | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Class P, RYMFX | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
Class P, RYMFX | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
Class P, RYMFX | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
Class P, RYMFX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class P, RYMFX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class P, RYMFX | Total
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Class P, RYMFX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Institutional Class, RYIFX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	144.20%
Institutional Class, RYIFX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Institutional Class, RYIFX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Institutional Class, RYIFX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Institutional Class, RYIFX | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Institutional Class, RYIFX | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
Institutional Class, RYIFX | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
Institutional Class, RYIFX | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
Institutional Class, RYIFX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Institutional Class, RYIFX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Institutional Class, RYIFX | Total
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Institutional Class, RYIFX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Class A, RYMQX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Class A, RYMQX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A, RYMQX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A, RYMQX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class A, RYMQX | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class A, RYMQX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A, RYMQX | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A, RYMQX | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A, RYMQX | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A, RYMQX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A, RYMQX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A, RYMQX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A, RYMQX | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A, RYMQX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A, RYMQX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A, RYMQX | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class A, RYMQX | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Class A, RYMQX | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Class A, RYMQX | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class A, RYMQX | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class A, RYMQX | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class A, RYMQX | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Class A, RYMQX | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Class A, RYMQX | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Class A, RYMQX | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Class A, RYMQX | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Class A, RYMQX | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
Class A, RYMQX | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
Class A, RYMQX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A, RYMQX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A, RYMQX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A, RYMQX | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A, RYMQX | Everi Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A, RYMQX | ALLETE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A, RYMQX | Enstar Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A, RYMQX | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A, RYMQX | Dun & Bradstreet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A, RYMQX | Redfin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A, RYMQX | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Class C, RYMRX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Class C, RYMRX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C, RYMRX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C, RYMRX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class C, RYMRX | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class C, RYMRX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C, RYMRX | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C, RYMRX | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C, RYMRX | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C, RYMRX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C, RYMRX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C, RYMRX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C, RYMRX | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C, RYMRX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C, RYMRX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C, RYMRX | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class C, RYMRX | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Class C, RYMRX | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Class C, RYMRX | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class C, RYMRX | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class C, RYMRX | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class C, RYMRX | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Class C, RYMRX | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Class C, RYMRX | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Class C, RYMRX | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Class C, RYMRX | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Class C, RYMRX | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
Class C, RYMRX | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
Class C, RYMRX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class C, RYMRX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C, RYMRX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C, RYMRX | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C, RYMRX | Everi Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C, RYMRX | ALLETE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C, RYMRX | Enstar Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C, RYMRX | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C, RYMRX | Dun & Bradstreet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C, RYMRX | Redfin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C, RYMRX | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Class P, RYMSX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Class P, RYMSX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class P, RYMSX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class P, RYMSX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Class P, RYMSX | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class P, RYMSX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class P, RYMSX | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class P, RYMSX | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class P, RYMSX | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class P, RYMSX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class P, RYMSX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class P, RYMSX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class P, RYMSX | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class P, RYMSX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class P, RYMSX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class P, RYMSX | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class P, RYMSX | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Class P, RYMSX | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Class P, RYMSX | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class P, RYMSX | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Class P, RYMSX | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class P, RYMSX | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Class P, RYMSX | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Class P, RYMSX | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Class P, RYMSX | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Class P, RYMSX | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Class P, RYMSX | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
Class P, RYMSX | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
Class P, RYMSX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class P, RYMSX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class P, RYMSX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class P, RYMSX | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class P, RYMSX | Everi Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class P, RYMSX | ALLETE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class P, RYMSX | Enstar Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class P, RYMSX | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class P, RYMSX | Dun & Bradstreet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class P, RYMSX | Redfin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class P, RYMSX | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Institutional Class, RYIMX | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Institutional Class, RYIMX | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Institutional Class, RYIMX | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class, RYIMX | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class, RYIMX | Custom Basket Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Class, RYIMX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Class, RYIMX | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class, RYIMX | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class, RYIMX | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class, RYIMX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class, RYIMX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class, RYIMX | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class, RYIMX | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class, RYIMX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class, RYIMX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class, RYIMX | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class, RYIMX | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Institutional Class, RYIMX | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Institutional Class, RYIMX | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Institutional Class, RYIMX | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Institutional Class, RYIMX | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Institutional Class, RYIMX | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Institutional Class, RYIMX | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Institutional Class, RYIMX | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Institutional Class, RYIMX | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Institutional Class, RYIMX | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Institutional Class, RYIMX | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
Institutional Class, RYIMX | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(25.40%)
Institutional Class, RYIMX | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class, RYIMX | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Class, RYIMX | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class, RYIMX | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class, RYIMX | Everi Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class, RYIMX | ALLETE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class, RYIMX | Enstar Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class, RYIMX | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class, RYIMX | Dun & Bradstreet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class, RYIMX | Redfin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class, RYIMX | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	38.10%